CHANGES IN OPERATING ASSETS AND LIABILITIES (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CHANGES IN OPERATING ASSETS AND LIABILITIES
Accounts receivable and other	CAD 684	CAD (91)	CAD (789)
Accounts receivable from affiliates	82	(176)	(53)
Inventory	(315)	(186)	(315)
Deferred amounts and other assets	364	(431)	(25)
Accounts payable and other	(1,454)	(829)	832
Accounts payable to affiliates	(26)	34	46
Interest payable	31	24	25
Other long-term liabilities	(52)	(66)	(130)
Changes in operating assets and liabilities	CAD (686)	CAD (1,721)	CAD (409)